LEASE LIABILITIES (Details Narrative)				6 Months Ended		12 Months Ended
	Aug. 30, 2021 USD ($)	Mar. 17, 2020 USD ($)	Mar. 17, 2020 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease liabilities right of use asset				$ 870,736		$ 966,955	$ 912,993	$ 345,649
Operating lease liability				927,763		1,027,239	880,013	$ 345,649
Operating lease utilizing present value percent								10.00%
Finance lease, principal payments				3,798		7,499
Lease cost				152,841	$ 93,569	291,697	119,392
Operating leases				96,219		345,659
Amortization of ROU assets						291,697
Lease liabilities						1,052,720	912,993
[custom:FinanceLeasesLiabilities-0]						25,481	32,980
Increase In Operating Lease				3,798		345,659
Finance lease, interest payment on liability				99,476		7,499
Operating Lease, Payments						198,433
Lease Deposit Liability				949,446		1,052,720
Operating lease, liability, current				$ 224,162		213,837	149,407
Long-Term Debt and Lease Obligation						$ 838,883
Operating lease, weighted average remaining lease term				4 years 1 month 20 days		4 years 6 months 3 days
Finance lease, weighted average remaining lease term				2 years 9 months		3 years 3 months
Operating lease, weighted average discount rate, percent				10.00%		10.00%
Finance lease, weighted average discount rate, percent				2.09%		2.09%
Finance leases liabilities				$ 21,683		$ 25,481
Operating lease liability, noncurrent				$ 725,284		$ 838,883	$ 763,586
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Finance lease description		The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025	The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025
Finance lease, principal payments		$ 676	$ 676
Corporate Office and Warehouse [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				4,500		4,500
Lease term				5 years		5 years
Base rent				$ 3,994		$ 3,994
Rent lease percentage				3.00%		3.00%
Lease expires				May 31, 2023
Warehouse and Main Distribution Hub [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				30,000		30,000
Lease term				63 months
Rent lease percentage				2.00%		2.00%
Lease expires				Aug. 01, 2026		Aug. 01, 2026
Monthly rent payments				$ 10,200		$ 10,200
Distribution Hub [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				10,000		10,000
Lease term				62 months
Rent lease percentage				1.50%		1.50%
Operating lease expense	$ 7,261			$ 7,261
Lease decription				The lease is for a 62-month term that commenced in October 2021 and expires in November 2026